N-4	Mar. 27, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Mar. 27, 2026
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees of the funds approved the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I ("Target Fund 1") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class ("Acquiring Fund 1"), as well as the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Acquiring Fund 2"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	14.49%	12.72%	13.34%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	14.49%	12.72%	13.34%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.49%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
JP Morgan Multi-Asset Choice
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees of the funds approved the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio: Class I ("Target Fund 1") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class ("Acquiring Fund 1"), as well as the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Acquiring Fund 2"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the contract:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	14.49%	12.72%	13.34%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	14.49%	12.72%	13.34%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.49%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
JP Morgan Multi-Asset Choice | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%